Supplementary Financial Information (Schedule Of Quarterly Information) (Details) - USD ($) $ in Millions	3 Months Ended									9 Months Ended		12 Months Ended
	Sep. 30, 2016	Dec. 31, 2015	Sep. 30, 2015	Jun. 30, 2015	Mar. 31, 2015	Dec. 31, 2014	Sep. 30, 2014	Jun. 30, 2014	Mar. 31, 2014	Sep. 30, 2016	Sep. 30, 2015	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Supplementary Financial Information [Abstract]
Operating revenues	$ 1,071	$ 922	$ 1,072	$ 938	$ 946	$ 939	$ 1,054	$ 912	$ 917	$ 2,962	$ 2,957	$ 3,878	$ 3,822	$ 3,552
Operating income	250	160	253	186	180	179	247	183	191	615	620	779	800	798
Net income	$ 163	$ 73	$ 163	$ 98	$ 98	$ 94	$ 158	$ 94	$ 104	$ 355	$ 359	$ 432	$ 450	$ 432